Document and Entity Information	12 Months Ended
Dec. 31, 2022
Entity Addresses [Line Items]
Entity Registrant Name	HAMMERHEAD ENERGY INC.
Entity Central Index Key	0001946425
Document Type	F-1/A
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	Suite 2700
Entity Address, Address Line Two	525-8th Avenue SW
Entity Address, City or Town	Calgary
Entity Address, Postal Zip Code	T2P 1G1
Entity Address, State or Province	AB
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	New York 10005
City Area Code	212
Local Phone Number	894-8940
Contact Personnel Name	CT Corporation System